RESTATEMENT (Details) - Schedule of Restated Financial Information (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									102 Months Ended	108 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Revenues
Retail Sales (revenue prior to change to mining company in 2006)																$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Gross Loss	0	0	0	0	0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	4,800	6,000	4,800	6,000	9,000	43,216								312,000	316,800	0	6,000	0	6,000	6,000	9,000	43,216	0	0	0	0	0		0	0	6,000	0	6,000	6,000	9,000	43,216
General & Administrative Costs	80,732	72,701	161,728	166,286	339,524	345,451								9,160,947	9,322,675	85,640	72,701	93,585	166,286	251,926	339,524	345,451	0	0	0	0	0	0	0	85,640	72,701	93,585	166,286	251,926	339,524	345,451
Mining Property Costs	179,639	139,036	226,540	307,150	591,926	265,137								1,672,351	1,898,891	63,326	32,687	55,846	88,533	151,859	591,926	170,856	76,820	106,349	112,269	218,617	295,437	0	94,281	140,146	139,036	168,115	307,150	447,296	591,926	265,137
Impairment Expense	0	0	0	0	5,341	124,343								145,995	145,995	0	0	0	0	0	5,341	124,343	0	0	0	0	0	0	0	0	0	0	0	0	5,341	124,343
Gain on Mineral Claim Sales	0	0	113,499	4,500	4,500	103,500								227,744	341,243	0	0	4,500	4,500	4,500	4,500	103,500	0	0	0	0	0		0	0	0	4,500	4,500	4,500	4,500	103,500
Gain on Joint-Ventures																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Interest Income	120	(120)	244	425	831	532								1,472	1,716	159	(120)	545	425	584	831	532	0	0	0	0	0	0	0	159	(120)	545	425	584	831	532
Interest Expense	(98,321)	(105,048)	(405,900)	(167,787)	(644,773)	(166,748)								(906,959)	(1,312,859)	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)	0	0	0	0	0	0	0	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)
Loss on Conversion of Debt	0	0	0	0	0	0								(137,000)	(137,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Bad Debt Expense			0	0	0	(29,018)								(48,167)	(48,167)		0		0					0		0					0		0
Accretion Expense																	(76)		(203)					0		0					(76)		(203)
Other Expense	(1,913)	0	0	(175,047)	(2,222)	0								(2,222)	(2,222)	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0	0	0	0	0	0	0	0	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0
Loss on Settlement	0	0	0	0	0	(62,095)								(62,095)	(62,095)	0	0	0	0	0	0	62,095	0	0	0	0	0	0	0	0	0	0	0	0	0	62,095
Realized Gain (Loss) on Investment	0	0	0	0	0	0								(97,109)	(97,109)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Gain (Loss) on Derivative Liability																	0		0					0		0					0		0
Net Other Income (Expenses)	(459,228)	(105,168)	(867,703)	(337,909)	(995,015)	(153,829)								(1,100,538)	(1,968,241)	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)	0	0	0	0	0	0	0	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)
Depreciation Expense	24,060	26,185	48,120	52,370	98,673	60,560								159,233	207,353	21,432	26,185	26,185	52,370	73,802	98,673	60,560	0	0	0	0	0	0	0	21,432	26,185	26,185	52,370	73,802	98,673	60,560
Professional Services	36,368	6,750	66,270	25,250	79,714	52,970								250,432	316,702	10,922	6,750	18,500	25,250	36,172	79,714	52,970	0	0	0	0	0	0	0	10,922	6,750	18,500	25,250	36,172	79,714	52,970
Total Operating Expenses	325,675	250,748	507,621	557,259	1,124,691	891,920								11,701,714	12,209,335	181,320	144,323	194,116	338,439	519,759	1,124,691	797,639	76,820	106,349	112,269	218,617	295,437	0	94,281	258,140	250,672	306,385	557,056	815,196	1,124,691	891,920
Net Loss	(784,903)	(355,916)	(1,375,324)	(895,168)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,851,172)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	0	(94,281)	(864,469)	(355,916)	(539,253)	(895,168)	(1,759,637)	(2,119,706)	(1,045,749)
Accretion of Discount on Redeemable Common Stock	(489)	(6,836)	(14,701)	(21,442)	(29,516)	0								(29,516)	(44,217)	0	0	0	0	0	0	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0
Interest on Redeemable Common Stock	(12,337)	(5,453)	(21,298)	(7,978)	(22,701)	(247)								(22,948)	(44,246)	0	0	0	0	0	0	0	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)
Net Loss Attributable to Common Shareholders	(797,729)	(368,205)	(1,411,323)	(924,588)	(2,171,923)	(1,045,022)								(13,527,338)	(14,938,661)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(87,884)	(118,638)	(129,400)	(248,037)	(284,723)	(52,217)	(93,554)	(875,533)	(368,205)	(556,384)	(924,588)	(1,800,121)	(2,171,923)	(1,045,022)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959										100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	99,799,411	91,479,959	0	0		0	0	0	0	100,200,957	99,296,795		98,712,344	99,212,170	99,799,411	91,479,959
Basic Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)										$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ 0	$ 0	$ 0	$ 0		$ 0		$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)																100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	0	91,479,959	0	0	0	0	0	0	0	95,880,831	99,296,795	98,127,893	98,712,344	89,719,476	0	91,479,959
Diluted Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)										$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ 0	$ (0.01)
Net Operating Loss	$ (325,675)	$ (250,748)	$ (507,621)	$ (557,259)	$ (1,124,691)	$ (891,920)								$ (11,701,714)	$ (12,209,335)	$ (181,320)	$ (144,323)	$ (194,116)	$ (338,439)	$ (519,759)	$ (1,124,691)	$ (797,639)	$ (76,820)	$ (106,349)	$ (112,269)	$ (218,617)	$ (295,437)	$ 0	$ (94,281)	$ (258,140)	$ (250,672)	$ (306,385)	$ (557,056)	$ (815,196)	$ (1,124,691)	$ (891,920)